RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2017	May 22, 2020	Jun. 30, 2019	Aug. 31, 2018	Aug. 09, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2017
Related Party Transactions (Textual)
Restricted common stock											15,000,000
Common stock issues value									$ 2,928,312	$ 8,951,929
Rent paid							$ 30,000	$ 44,450
Severance cost		$ 350,000
Board of Directors Chairman [Member]
Related Party Transactions (Textual)
Notes offering, percentage									8.00%
Confidential Settlement Agreement and General Release [Member]
Related Party Transactions (Textual)
Professional fees									$ 160,000
Agency Agreement [Member]
Related Party Transactions (Textual)
Professional fees									84,000
Subscription Agreement [Member]
Related Party Transactions (Textual)
Number of common stock purchased, shares							714,285
Common stock issues value							$ 50,000
New Office Facilities [Member] | Long Beach, New York [Member]
Related Party Transactions (Textual)
Additional monthly rental payments							$ 5,000		$ 7,425
Agreement term							30 days		30 days
Network 1 Financial Securities Inc. [Member]
Related Party Transactions (Textual)
Fees incurred							$ 104,800
Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Convertible notes payable, description							The Company and the Stern Trust entered the Restated Stern Note providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes and subject to the same Security Agreement and that the interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 will remain due and payable on the same terms as exist in the Stern Note prior to modification provided that the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Restated Stern Note includes a 50% repayment premium. Mr. Stern, the Trustee of the Stern Trust also entered into the Security Agreement as one of the joint collateral agents.
Senior Unsecured Note [Member]
Related Party Transactions (Textual)
Number of common stock purchased, shares	4,500,000
Common stock issues value	$ 1,147,500				$ 1,000,000				$ 420,000
Interest expenses					158,000				240,000
Chairman of board of directors									25,000
Face amount	$ 3,000,000				$ 3,000,000
Loan interest expense									$ 284,000
Number of shares issued									1,500,000
Mr. Phillip Kumnick [Member]
Related Party Transactions (Textual)
Related party transactions, description							Mr. Kumnick will earn an initial base salary of $250,000 per annum subject to review after one year. Mr. Kumnick was granted options to acquire 33,333,334 shares of common stock of which 20% vest at grant and the balance vest subject to performance conditions. Mr. Broenniman will earn an initial base salary of $175,000 per annum subject to review after one year. Mr. Broenniman was granted options to acquire 16,666,666 shares of common stock of which 20% vest at grant and the balance vest subject to performance conditions.
Herbert Selzer [Member] | Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Related party transactions, description							The Company, invested $50,000 each in consideration of the 2020 Notes. Another director, Herbert Selzer invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Vista held 880,000 2015 Warrants, which were also extended as a result of Mr. Selzer's investment and as noted above were exercised for cash on June 30, 2020.
Accredited Investors 2019 [Member] | Subscription Agreements [Member]
Related Party Transactions (Textual)
Share price (in dollars per share)			$ 0.088			$ 0.088		$ 0.088
Mr. Stern [Member]
Related Party Transactions (Textual)
Number of shares issued				6,666,667
Mr. Selzer [Member]
Related Party Transactions (Textual)
Number of shares issued				666,667
Common Stock [Member]
Related Party Transactions (Textual)
Restricted common stock							3,000,000
Number of common stock purchased, shares			1,562,500				106,000	1,562,500
Number of shares issued for brokerage						410,708	106,192	410,708	410,708	456,735
Common Stock [Member] | Mr. Phillip Kumnick [Member]
Related Party Transactions (Textual)
Restricted common stock							1,500,000
Common Stock [Member] | Mr. Philip Broenniman [Member]
Related Party Transactions (Textual)
Restricted common stock							1,500,000
Common Stock [Member] | Accredited Investors 2019 [Member] | Subscription Agreements [Member]
Related Party Transactions (Textual)
Number of common stock purchased, shares			38,764,000
Common stock issues value			$ 3,100,000
Warrant [Member]
Related Party Transactions (Textual)
Fair value of warrants							$ 95,000
Warrant [Member] | Network 1 Financial Securities Inc. [Member]
Related Party Transactions (Textual)
Number of common stock purchased, shares									858,000
Fees incurred									$ 109,000
Fair value of warrants									$ 54,000
Warrant term									5 years
Share price (in dollars per share)									$ 0.088
Number of shares issued				2,470,000
Exercise price				$ 0.165
Lease expenses				$ 89,100
Warrant [Member] | Theodore Stern [Member]
Related Party Transactions (Textual)
Warrants exercise price per share, description							Company entered into and consummated a private transaction pursuant to which a portion of the Company's warrants exercisable at per share price of $0.10 (the "$0.10 Warrants") were exercised for cash at an exercise price of $0.07 per share. In addition, the holders that exercised the $0.10 Warrants received a warrant exercisable for two years to acquire one share of common stock at an exercise price of $0.15 per share (the $0.15 Warrants") for every four $0.10 Warrants exercised.
Private transaction, description							Mr. Theodore Stern, a director of the Company, participated in the private transaction resulting in the issuance of 1,000,000 shares of common stock and 250,000 $0.15 Warrants in consideration of $70,000; and Varana Capital Focused, LP ("VCFLP"), participated in the private transaction resulting in the issuance of 3,716,667 shares of common stock and 929,167 $0.15 Warrants , in consideration of $260,167. Mr. Philip Broenniman, a director, the President and COO of the Company is the investment manager of VCFLP.
Warrant [Member] | Herbert Selzer [Member]
Related Party Transactions (Textual)
Warrants exercise price per share, description							Company entered into and consummated a private transaction pursuant to which a portion of the Company's warrants exercisable at per share price of $0.06 (the "$0.06 Warrants") were exercised. In addition, the holders that exercised the $0.06 Warrants also received a $0.15 Warrant for every two $0.06 Warrants exercised.
Private transaction, description							Vista Associates, L.P., ("Vista") of which, Mr. Herbert Selzer a director of the Company, is the General Partner, participated in the private transaction resulting in the issuance of 880,000 shares of common stock and 440,000 $0.15 Warrants , in consideration of $52,800.
Warrant [Member] | Accredited Investors 2019 [Member] | Subscription Agreements [Member]
Related Party Transactions (Textual)
Number of common stock purchased, shares			1,251,750
Fair value of warrants			$ 79,000
Warrant term			5 years						5 years